CONVERTIBLE NOTES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
CONVERTIBLE NOTES [Abstract]
Schedule of Convertible Notes

	December 31,	September 30,
	2012	2012

Principal balance of convertible notes	$46,750	$164,469
Original issue discount, net	(5,294)	(5,399)
Beneficial conversion feature discount	(35,294)	(53,895)
Convertible notes, net of discount	$6,162	$105,175

	September 30,	September 30,
	2012	2011

Principal balance of convertible notes	$164,469	$-
Original issue discount, net	(5,399)	-
Debt discount	(53,895)	-
Convertible notes, net of discount	$105,175	$-